Servicing Activities [Text Block] (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Servicing Assets at Fair Value [Table Text Block]

The following table summarizes past activity related to mortgage servicing rights (MSRs), which were carried at fair value. Management estimated fair value using our transaction data and other market data or, in periods when there were limited MSRs market transactions that were directly observable, internally developed discounted cash flow models (an income approach) were used to estimate the fair value. These internal valuation models estimated net cash flows based on internal operating assumptions that we believed would be used by market participants in orderly transactions combined with market-based assumptions for loan prepayment rates, interest rates, and discount rates that we believed approximate yields required by investors in this asset.

Year ended December 31, ($ in millions)	2013	2012 (a)
Estimated fair value at January 1,	$952	$2,519
Additions	60	240
Sales (b)	(911)	—
Changes in fair value
Due to changes in valuation inputs or assumptions used in the valuation model	(32)	(282)
Other changes in fair value	(69)	(395)
Deconsolidation of ResCap	—	(1,130)

Estimated fair value at December 31,	$—	$952

(a)	Includes activities of our discontinued operations.

(b)	Includes the sales of agency MSRs to Ocwen Financial Corp. (Ocwen) and Quicken Loans, Inc. (Quicken) on April 1, 2013 and April 16, 2013, respectively.

Schedule of Sensitivity Analysis of Fair Value, Transferor's Interests in Transferred Financial Assets [Table Text Block]

The key economic assumptions and sensitivity of the fair value of MSRs to immediate 10% and 20% adverse changes in those assumptions were as follows.

($ in millions)	December 31, 2013	December 31, 2012
Weighted average life (in years)	n/a	4.6

Weighted average prepayment speed	n/a	13.5%
Impact on fair value of 10% adverse change	n/a	$(77)
Impact on fair value of 20% adverse change	n/a	(144)

Weighted average discount rate	n/a	7.7%
Impact on fair value of 10% adverse change	n/a	$(10)
Impact on fair value of 20% adverse change	n/a	(19)

Components Of Servicing Valuation And Hedge Activities [Table Text Block]

The components of servicing valuation and hedge activities, net, were as follows.

Year ended December 31, ($ in millions)	2013	2012	2011
Change in estimated fair value of mortgage servicing rights	$(101)	$(560)	$(793)
Change in fair value of derivative financial instruments	(112)	556	359

Servicing asset valuation and hedge activities, net	$(213)	$(4)	$(434)

Components Of Mortgage Servicing Fees [Table Text Block]

The components of mortgage servicing fees were as follows.

Year ended December 31, ($ in millions)	2013	2012	2011
Contractual servicing fees, net of guarantee fees and including subservicing	$62	$281	$344
Late fees	2	7	9
Ancillary fees	4	12	12

Total mortgage servicing fees	$68	$300	$365

Schedule Of Total Serviced Automobile Loans Outstanding [Table Text Block]

The total serviced automobile finance loans and leases outstanding were as follows.

December 31, ($ in millions)	2013	2012
On-balance sheet automobile finance loans and leases
Consumer automobile	$56,417	$53,715
Commercial automobile	33,803	32,822
Operating leases	17,680	13,550
Operations held-for-sale	—	25,979
Other	54	41
Off-balance sheet automobile finance loans
Loans sold to third-party investors
Securitizations	887	1,474